Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information [Abstract]
Summary of supplemental cash flow information
2

	Year Ended December 31,
(In thousands)	2011	2010	2009
Net cash paid for:
Income taxes	$43,505	$—	$—
Interest	$4,192	$—	$—
Non-cash financing activities and investing activities:
Conversion of short-term borrowings from member plus accrued interest, into common shares	$—	$—	$6,831
Change in accrued capital expenditures	$112,606	$5,510	$(150)